Share-based Compensation	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-based Compensation
Share-based Compensation
9.	Share-based Compensation

On June 8, 2022, Legacy Zura’s board of directors approved two stock option plans, the UK Plan (the “UK Plan”) and the US Plan (the “US Plan”) (collectively, the “Option Plans”) which permit the granting of nonqualified share options to certain employees and directors. There were 1,501,165 Class A Ordinary Shares available for issuance under the Option Plans, of which 383,371 Class A Ordinary Shares were authorized for issuance under the US Plan.

On March 16, 2023, JATT’s board of directors approved the Zura Bio Limited 2023 Equity Incentive Plan (the “Equity Incentive Plan”) which became effective on the day immediately preceding the Closing Date of the Business Combination. The Equity Incentive Plan allows for the grant of share options, both incentive and nonqualified share options; SARs, alone or in conjunction with other awards; restricted shares and restricted share units (“RSUs”); incentive bonuses, which may be paid in cash, shares, or a combination thereof; and other share-based awards. The maximum number of Class A Ordinary Shares that may be issued under the Equity Incentive Plan are equal to 4,029,898, with an annual increase on January 1st of each calendar year beginning on January 1, 2024 and ending on and including January 1, 2029, equal to the lesser of (i) 5.0% of the aggregate number of Class A Ordinary Shares outstanding on the final day of the immediately preceding calendar year, (ii) 8,059,796 Class A Ordinary Shares or (iii) such smaller number of shares as is determined by the board.

On March 16, 2023, JATT’s board of directors approved the Zura Bio Limited 2023 Employee Stock Purchase Plan (the “ESPP”) which became effective on the day immediately preceding the Closing Date of the Business Combination. The maximum number of Class A Ordinary Shares that may be issued under the ESPP is 4,029,898, plus an aggregate number of Class A Ordinary Shares that are added under the Equity Incentive Plan on January 1st of each calendar year, beginning on January 1, 2024 and ending on and including January 1, 2029, as discussed above. The ESPP enables eligible employees of the Company and designated affiliates to purchase Class A Ordinary Shares at a discount of 15%. As of March 31, 2023, no shares no have been issued under the ESPP.

Upon closing of the Business Combination, all equity awards of Legacy Zura that were issued and outstanding under the Option Plans were converted into comparable equity awards that are settled or exercisable for shares of the Company’s Class A Ordinary Shares under the Equity Incentive Plan. As a result, each of Legacy Zura’s equity awards were converted into an option to purchase Class A Ordinary Shares of the Company based on an exchange ratio of approximately 108.083.

Equity Incentive Plan

Share Options

The fair value of Equity Incentive Plan share options are estimated on the date of grant using the Black-Scholes option pricing model. The Company lacks significant company-specific historical and implied volatility information. Therefore, it estimates its expected share volatility based on the historical volatility of a publicly traded set of peer companies. Due to the lack of historical exercise history, the expected term of the Company’s share options has been determined using the “simplified” method for awards. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is zero based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

The following weighted-average assumptions were used to estimate the fair value of the 2023 Equity Incentive Plan share options issued during the three months ended March 31, 2023:

For the Three Months
Ended March 31, 2023
Share price	$8.16
Expected volatility	96.5%
Risk-free rate	3.58%
Expected life	6.1 years
Expected dividend yield	—%

The following table summarizes the Company’s share option activity for the three months ended March 31, 2023:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise Price	Contractual	Value
	Options	(per share)	Life (Years)	(in thousands)
Options outstanding at December 31, 2022	3,547	$90.50	9.4	$1,804
Recapitalization	379,824	(89.66)	—	—
Options outstanding at December 31, 2022	383,371	0.84	9.4	1,804
Granted	1,558,562	1.20	—	—
Options outstanding at March 31, 2023	1,941,933	$1.13	9.6	$26,781
Options vested and exercisable at March 31, 2023	85,708	$0.84	9.2	$1,207

Included in the table above are 45,611 PSOs that vest upon the Company raising external capital of $75 million or more. The milestone is considered outside of the Company’s control, and accordingly the vesting of the PSOs is not considered probable until the financing event occurs. As of March 31, 2023, no share-based compensation expense has been recognized in relation to these PSOs.

Restricted Share Units

The Company issued RSUs to a certain Director of the Board immediately prior to the closing of the Business Combination pursuant to the Equity Incentive Plan. The fair value has been estimated based on the closing price of the stock on the Closing Date of the Business Combination.

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
RSUs at December 31, 2022	—	$—
Granted	499,993	8.16
RSUs at March 31, 2023	499,993	$8.16

The expense recognized related to RSUs during the three months ended March 31, 2023 was immaterial.

Other share-based compensation

In accordance with the anti-dilution provisions of the Pfizer Agreement, Pfizer was issued additional Series A-1 convertible preferred shares upon the closing of the Business Combination that were immediately converted to 267,939 Class A Ordinary Shares. During the three months ended March 31, 2023, the Company recognized expense in the amount of $2.2 million related to these Class A Ordinary Shares based on their grant date fair value.

Share-based Compensation Expense

Share-based compensation expense for all equity arrangements for the three months ended March 31, 2023 and the period ended March 31, 2022 was as follows:

		For the Period from
	For the Three	January 18, 2022
	Months Ended	(date of inception) to
	March 31,	March 31,
	2023	2022
Research and development	$2,186	$—
General and administrative	180	—
Total share-based compensation expense	$2,366	$—

As of March 31, 2023, there was approximately $11.9 million of total unrecognized share-based compensation expense related to options granted to employees, executives, and directors under the Company’s equity plans (excluding PSOs) that is expected to be recognized over a weighted average period of 2.1 years. As of March 31, 2023, there was approximately $4.0 million of total unrecognized share-based compensation expense related to RSUs granted to a director under the Company’s 2023 Equity Incentive Plan that is expected to be recognized over a weighted average period of 2.1 years.

Note 7 — Share-Based Compensation

On June 8, 2022, the Company’s board of directors approved two stock option plans, the UK Plan (the “UK Plan”) and the US Plan (the “US Plan”) (collectively, the “Option Plans”) which permit the granting of nonqualified share options to certain employees and directors. There are 13,889 shares of Ordinary Shares available for issuance under the Option Plans, of which 3,547 shares of Ordinary Shares are authorized for issuance under the US Plan (the “Authorized Shares”). As of December 31, 2022, there are 6,795 shares of Ordinary Shares available for issuance under the Option Plans.

UK Plan

On June 8, 2022, options to purchase 3,547 shares of the Company’s Ordinary Shares were subject to the rules of the UK Plan (the “UK Plan Options”). The UK Plan Options were granted outside of the Authorized Shares. The UK Plan Options were awarded to certain employees and directors of the Company with a par value exercise price per share, which vest upon grant and have a ten-year contractual term. The fair value of the UK Plan Options was determined to be the fair value of the underlying Ordinary Shares on the date of grant of $83.13 as the UK Plan Options were vested upon grant and have a nominal exercise price. The underlying Ordinary Shares were valued using an option pricing model to allocate fair value to each equity class from the total fair value of shareholders’ equity, which was determined based on previous preferred share transactions. The fair value also considered the timing, probability, and potential value of a potential future exit event.

The Company’s stock option activity for the UK Plan for the period ended December 31, 2022 was as follows:

	Number of Options	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of January 18, 2022 (date of inception)	—	$—	—	$—
Granted	3,547	—	9.4	295
Exercised	(3,547)	—	295
Outstanding as of December 31, 2022	—	$—	—	$—
Exercisable as of December 31, 2022	—	$—	—	$—

US Plan

On June 8, 2022, options to purchase 3,547 shares of the Company’s Ordinary Shares under the US Plan (the “US Plan Options”) were awarded to certain employees and directors of the Company with an exercise price per share of $90.50, which vest within a 4-year term and have a ten-year contractual life.

The fair value of US Plan Options are estimated on the date of grant using the Black-Scholes option pricing model. The Company is a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected share volatility based on the historical volatility of a publicly traded set of peer companies. Due to the lack of historical exercise history, the expected term of the Company’s stock options has been determined using the “simplified” method for awards. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is zero based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

The following weighted-average assumptions were used to estimate the fair value of the US Stock Options for the period ended December 31, 2022:

Risk-free interest rate	3.0%
Expected dividend yield	—
Expected term (years)	5.00 – 5.96
Expected volatility	95.1%

For the period ended December 31, 2022, the weighted-average grant date fair value of the US Options was $63.63.

The Company’s stock option activity for the US Plan for the period ended December 31, 2022 was as follows:

	Number of Options	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of January 18, 2022 (date of inception)	—	$—	—	$—
Granted	3,547	90.5	9.4	—
Outstanding as of December 31, 2022	3,547	$90.5	9.4	$1,804
Exercisable as of December 31, 2022	601	$90.5	9.4	$306

The aggregate intrinsic value in the above table is calculated as the excess of the fair value of the Company’s Ordinary Shares above the exercise price of the stock options.

As of December 31, 2022, there was approximately $0.2 million of unrecognized compensation expense related to the stock options which will be recognized over the remaining weighted-average vesting term or approximately 3.29 years.

During the period ended December 31, 2022, the Company granted 422 PSOs under the US Plan, included in the table above, with a performance condition to vest upon a financing of $75.0 million or greater, excluding certain related party capital as defined in the grant agreement for the PSOs. As the performance conditions for the PSOs were not considered probable, no compensation expense related to these awards has been recorded for the period ended December 31, 2022.

UK Plan and US Plan

For the period ended December 31, 2022, the Company recorded share-based compensation expense of $0.3 million included in general and administrative expenses in the consolidated statement of operations.